Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued Expenses and Other Payables

(12)  ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31, 2018	December 31, 2019
	RMB	RMB
Refund liability*	—	8,919,239
Accrued payroll and welfare	8,934,828	22,821,689
Accrued test monitoring fees	2,432,153	2,432,153
Accrued professional services expenses	755,849	3,489,512
Income taxes payable	—	679,961
Other current liabilities	5,989,109	9,404,500
Total accrued expenses and other payables	18,111,939	47,747,054

Other current liabilities as of December 31, 2018 and 2019 mainly include lessees’ rental deposits, accrued traveling, meeting and other operating expenses.

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services and is estimated based on historical experience.